Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accruals and reserves		$ 274	$ 251
Net operating loss		28,951	19,137
Property, plant and equipment		5,777	10,093
Stock options		1,562	996
Research and development tax credit		227	174
Deferred tax assets		36,791	30,651
Valuation allowance	$ (36,700)	(36,791)	(30,651)	$ (11,921)
Deferred tax assets, net of valuation allowance
Deferred tax liabilities:
Intangibles		(7,779)	(8,886)
Deferred tax liabilities		(7,779)	(8,886)
Deferred tax liabilities, net		$ (7,779)	$ (8,886)